INVESTMENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Long-term	$ 133,255	$ 293
Total investment	147,692	16,950
Current investments	14,578,000	16,950,000
Uranium
Statement [Line Items]
Long-term	133,114,000	0
Warrants Reserve [Member]
Statement [Line Items]
Long-term	229,000	293,000
Ordinary Shares1 [Member]
Statement [Line Items]
Current investments	14,349,000	16,657,000
Other
Statement [Line Items]
Current investments	$ 14,437,000	$ 16,657,000